Supplement to the
Fidelity® Women's Leadership Fund
Class A, Class M, Class C, Class I, and Class Z
June 29, 2024
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nicole Connolly (Co-Portfolio Manager) has managed the fund since 2019.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Portfolio Manager of the fund, and Ms. Sayana will assume sole portfolio manager responsibilities.
Preeti Sayana (Co-Portfolio Manager) has managed the fund since 2024.
AWLF-SUSTK-1224-101 1.9911368.101	December 16, 2024
Supplement to the
Fidelity® Women's Leadership Fund
June 29, 2024
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Nicole Connolly (Co-Portfolio Manager) has managed the fund since 2019.
It is expected that Ms. Connolly will retire on or about December 31, 2024. At that time, she will no longer serve as Co-Portfolio Manager of the fund, and Ms. Sayana will assume sole portfolio manager responsibilities.
Preeti Sayana (Co-Portfolio Manager) has managed the fund since 2024.
WLF-SUSTK-1224-101 1.9911377.101	December 16, 2024